Leases - Remaining Lease Term and Discount Rates (Details)	Dec. 31, 2024
Leases
Weighted average remaining lease term, Operating leases	7 years
Weighted average remaining lease term, Finance leases	2 months 12 days
Weighted average discount rate, Operating leases	15.20%
Weighted average discount rate, Finance leases	6.50%